CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		6 Months Ended		203 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
EXPENSES
Exploration (Note 8)	$ 2,402,084	$ 5,698,144	$ 6,018,071	$ 9,345,806	$ 90,773,394
General and administration	1,068,765	1,531,973	3,138,367	3,369,654	51,249,390
Depreciation	39,172	50,083	80,327	106,563	1,356,740
Foreign exchange loss	79,550	319,106	104,888	347,571	374,386
Impairment of mineral property interests					531,005
Gain on sale of mineral property interests (Note 8)		(125,916)	(104,914)	(125,916)	(1,679,437)
Loss from operations	(3,589,571)	(7,473,390)	(9,236,739)	(13,043,678)	(142,605,478)
Gain on sale of investments (Note 5)		2,148,021		2,148,021	3,326,275
Interest income	50,710	129,259	138,828	210,258	5,451,647
Interest expense (Note 5)	(55,344)	(34,338)	(107,520)	(59,970)	(332,479)
Loss from equity investee (Note 5)	(189,507)	(645,264)	(492,113)	(1,289,608)	(4,410,742)
Fair value adjustment of asset backed commercial paper					(2,332,531)
Loss from operations before income taxes	(3,783,712)	(5,875,712)	(9,697,544)	(12,034,977)	(140,903,308)
Current income tax expense					(152,190)
Deferred income tax recovery	539,007	2,257,762	1,378,007	3,074,762	6,905,303
Net loss	(3,244,705)	(3,617,950)	(8,319,537)	(8,960,215)	(134,150,195)
Comprehensive loss:
Net loss	(3,244,705)	(3,617,950)	(8,319,537)	(8,960,215)	(134,150,195)
Unrealized gain (loss) on available for sale securities (Note 13)		(2,069,863)		(1,458,928)
Foreign currency translation adjustment (Note 13)	(1,107,276)	472,699	38,195	1,966,358	1,939,546
Comprehensive loss	$ (4,351,981)	$ (5,215,114)	$ (8,281,342)	$ (8,452,785)	$ (132,210,649)
Basic and diluted net loss per share	$ (0.03)	$ (0.03)	$ (0.06)	$ (0.08)
Weighted average number of common shares outstanding	128,520,100	114,392,617	128,421,851	114,363,263